Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

Notes payable at June 30, 2021 and December 31, 2020 consisted of the following:

	June 30,	December 31,
	2021	2020
Notes payable to individual investors; accrue interest at 8% per annum; principal payments equal to 1/12 of original balance plus interest due quarterly; due from dates ranging from August 9, 2020 to March 26, 2021; unsecured (A)	$304,667	$304,667
Note payable to the Small Business Administration. The note bears interest at 3.75% per annum, requires monthly payments of $731 after 24 months from funding and is due 30 years from the date of issuance.	148,863	149,414
Note payable issued under the Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act in the amount of $192,775. The loan has terms of 24 months and accrues interest at 1% per annum. During the year ended December 31, 2020, $184,775 of this loan has been forgiven as provided for in the CARES Act.	-	8,000
Notes payable to a finance company, default interest at 14% per annum; monthly principal payments ranging from $10,000 to $40,000 with unpaid principal due on December 15, 2021	307,213	355,438
Total notes payable	760,743	817,519
Unamortized debt discount	-	(1,973)
Notes payable, net discount	760,743	815,546
Less current portion	(611,880)	(666,132)
Long-term portion	$148,863	$149,414

(A)	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its Common Stock to these note holders as additional incentive to make the loans. The aggregate fair value of these shares of Common Stock was $119,875 and was recorded as a discount on the note payable and as additional paid-in-capital. The discount of $119,875 is being amortized over the term of the notes payable. During the six months ended June 30, 2021 and 2020, $1,973 and $19,906, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $0 at June 30, 2021.

A roll-forward of notes payable from December 31, 2020 to June 30, 2021 is below:

Notes payable, December 31, 2020	$815,546
Forgiveness of note payable	(8,000)
Repayments	(48,776)
Amortization of debt discounts	1,973
Notes payable, June 30, 2021	$760,743

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2021 and 2020 (unaudited)

Note 5 – Notes Payable

Notes payable at December 31, 2020 and 2019 consisted of the following:

	2020	2019
Notes payable to individual investors; accrue interest at 8% per annum; principal payments equal to 1/12 of original balance plus interest due quarterly; due from dates ranging from August 9, 2020 to March 26, 2021; unsecured (A)	$304,667	319,667
Note payable to the Small Business Administration. The note bears interest at 3.75% per annum, requires monthly payments of $731 after 12 months from funding and is due 30 years from the date of issuance.	149,414	-
Note payable issued under the Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act in the amount of $192,775. The loan has terms of 24 months and accrues interest at 1% per annum. During the year ended December 31, 2020, $184,775 of this loan has been forgiven as provided for in the CARES Act.	8,000	-
Notes payable to a finance company, default interest at 14% per annum; monthly principal payments ranging from $10,000 to $40,000 with unpaid principal due on December 15, 2021	355,438	-
Total notes payable	817,519	319,667
Unamortized debt discount	(1,973)	(32,289)
Notes payable, net discount	815,546	287,378
Less current portion	(666,132)	(287,378)
Long-term portion	$149,414	$-

(A)	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $119,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $119,875 is being amortized over the term of the notes payable. During the years ended December 31, 2020 and 2019, $30,316 and $39,922, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $193 at December 31, 2020.

A rollforward of notes payable from December 31, 2018 to December 31, 2020 is below:

Notes payable, December 31, 2018	$2,617,970
Issued for cash	2,009,300
Repayments	(4,379,814)
Amortization of debt discounts	39,922
Notes payable, December 31, 2019	287,378
Issued for cash	342,675
Lease obligation converted to note payable	355,438
Forgiveness of note payable	(184,775)
Repayments	(15,486)
Amortization of debt discounts	30,316
Notes payable, December 31, 2020	$815,546

Future payments under note payable obligations are as follows:

Years ending December 31,
2021	$668,105
2022	3,104
2023	3,175
2024	3,296
2025	3,422
Thereafter	136,417
$817,519